FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Sensitivity analysis net exposure (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Percentage of risk deterioration for scenario one	25.00%	50.00%
Probable
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	R$ 0
Net exposure in us dollars hedge short position	(2,538)
Net exposure in IPCA	0
Net exposure in hedge CDI position	(38,992)
Total net exposure in each scenario	(41,530)
Net effect on changes in current fair value	0
Probable | Hedge (assets position) derivatives depreciation risk in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	103,360
Probable | Debt appreciation risk for payables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(104,619)
Probable | Debt depreciation risk for receivables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	1,259
Probable | Hedge (assets position) derivatives depreciation risk in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	286,704
Probable | Debt appreciation risk for payables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(444,721)
Probable | Debt depreciation risk for receivables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	155,479
Probable | Hedge (assets position) derivatives risk of decrease risk in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	36,086
Probable | Debt risk of increase in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(36,086)
Probable | Hedge (assets position), Derivatives (depreciation risk US$) in OPex em US$
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	1,840
Probable | Debt risk of euribor increase
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(1,840)
Probable | Hedge US $ and Euro (liabilities position) derivative risk decrease in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	852
Probable | Hedge IPCA (liabilities position) derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(39,844)
25% depreciation
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	0
Net exposure in us dollars hedge short position	(3,172)
Net exposure in IPCA	0
Net exposure in hedge CDI position	(48,908)
Total net exposure in each scenario	(52,080)
Net effect on changes in current fair value	(10,550)
25% depreciation | Hedge (assets position) derivatives depreciation risk in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	129,200
25% depreciation | Debt appreciation risk for payables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(130,774)
25% depreciation | Debt depreciation risk for receivables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	1,574
25% depreciation | Hedge (assets position) derivatives depreciation risk in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	358,381
25% depreciation | Debt appreciation risk for payables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(555,901)
25% depreciation | Debt depreciation risk for receivables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	194,348
25% depreciation | Hedge (assets position) derivatives risk of decrease risk in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	21,414
25% depreciation | Debt risk of increase in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(21,414)
25% depreciation | Hedge (assets position), Derivatives (depreciation risk US$) in OPex em US$
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	2,300
25% depreciation | Debt risk of euribor increase
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(2,300)
25% depreciation | Hedge US $ and Euro (liabilities position) derivative risk decrease in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	897
25% depreciation | Hedge IPCA (liabilities position) derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(49,805)
50% depreciation
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	0
Net exposure in us dollars hedge short position	(3,806)
Net exposure in IPCA	0
Net exposure in hedge CDI position	(58,857)
Total net exposure in each scenario	(62,663)
Net effect on changes in current fair value	(21,133)
50% depreciation | Hedge (assets position) derivatives depreciation risk in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	155,040
50% depreciation | Debt appreciation risk for payables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(156,929)
50% depreciation | Debt depreciation risk for receivables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	1,889
50% depreciation | Hedge (assets position) derivatives depreciation risk in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	430,057
50% depreciation | Debt appreciation risk for payables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(667,081)
50% depreciation | Debt depreciation risk for receivables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	233,218
50% depreciation | Hedge (assets position) derivatives risk of decrease risk in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	8,116
50% depreciation | Debt risk of increase in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(8,116)
50% depreciation | Hedge (assets position), Derivatives (depreciation risk US$) in OPex em US$
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	3,450
50% depreciation | Debt risk of euribor increase
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(3,450)
50% depreciation | Hedge US $ and Euro (liabilities position) derivative risk decrease in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	908
50% depreciation | Hedge IPCA (liabilities position) derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	R$ (59,765)